Consolidated Balance Sheets - USD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 365.0	$ 113.0
Restricted cash and cash equivalents	5.0	5.0
Restricted cash and cash equivalents - Asbestos	45.8	67.6
Restricted short-term investments - Asbestos	178.4	140.9
Accounts and other receivables, net	366.1	354.8
Inventories	337.8	344.2
Prepaid expenses and other current assets	68.2	41.0
Assets held for sale	55.4	0.0
Insurance receivable - Asbestos	5.1	6.8
Workers’ compensation - Asbestos	1.6	1.8
Total current assets	1,428.4	1,075.1
Property, plant and equipment, net	2,037.8	1,839.6
Operating lease right-of-use-assets	60.9	59.4
Goodwill	192.6	194.9
Intangible assets, net	149.2	155.2
Restricted long-term investments - Asbestos	0.0	36.2
Insurance receivable - Asbestos	26.4	28.2
Workers’ compensation - Asbestos	13.6	16.4
Deferred income taxes	690.4	755.6
Deferred income taxes - Asbestos	294.0	298.6
Other assets	19.3	19.9
Total assets	4,912.6	4,479.1
Current liabilities:
Accounts payable and accrued liabilities	463.3	387.7
Accrued payroll and employee benefits	143.3	108.3
Operating lease liabilities	19.0	18.1
Long-term debt, current portion	7.5	0.0
Accrued product warranties	7.3	5.4
Income taxes payable	13.0	15.4
Asbestos liability	116.7	119.4
Workers’ compensation - Asbestos	1.6	1.8
Other liabilities	26.0	41.2
Total current liabilities	797.7	697.3
Long-term debt	1,115.1	1,059.0
Deferred income taxes	107.5	93.6
Operating lease liabilities	59.4	61.1
Accrued product warranties	28.9	30.2
Income taxes payable	0.0	2.3
Asbestos liability	873.0	857.7
Workers’ compensation - Asbestos	13.6	16.4
Other liabilities	58.5	50.1
Total liabilities	3,053.7	2,867.7
Commitments and contingencies (Note 14)
Shareholders’ equity:
Common stock, Euro 0.59 par value, 2.0 billion shares authorized; 433,784,634 shares issued and outstanding at 31 March 2024 and 442,056,296 shares issued and outstanding at 31 March 2023	224.7	230.0
Additional paid-in capital	256.5	237.9
Retained earnings	1,446.0	1,196.8
Accumulated other comprehensive loss	(68.3)	(53.3)
Total shareholders’ equity	1,858.9	1,611.4
Total liabilities and shareholders’ equity	$ 4,912.6	$ 4,479.1